Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 4 – CASH AND CASH EQUIVALENTS
	December 31
	2025	2024
Composition:

Cash - in USD	1,768	1,585
Cash - in New Israeli Shekel (“NIS”)	1,192	1,569
Cash - in Euros	22	24
	2,982	3,178